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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/2011
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Cain Brothers Asset Management, LLC
                 -----------------------------------
   Address:      360 Madison Ave., 5th Floor
                 -----------------------------------
                 New York, NY 10017
                 -----------------------------------

Form 13F File Number: 028-14424
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Charity A. Davidenko
         -------------------------------
Title:   CCO
         -------------------------------
Phone:   212-981-6937
         -------------------------------

Signature, Place, and Date of Signing:

      /s/ Charity A. Davidenko          New York, NY        7/11/2011
   -------------------------------    -----------------   -------------
            [Signature]                 [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: N/A

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 2
                                        --------------------

Form 13F Information Table Value Total: 533264
                                        --------------------
                                            (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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                           FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
POWERSHARES QQQ TRUST          Equity           73935A104    29666   520000 SH       Sole                                     520000
                                                             29666   520000 SH  PUT  Sole                                     520000
SPDR S&P 500 ETF TR TR UNIT    Equity           78462F103   503598  3816000 SH       Sole                            695000  3121000
                                                             81491   617500 SH  PUT  Sole                            166500   451000
                                                             54438   412500 SH  PUT  Sole                            362500    50000
                                                             28506   216000 SH  PUT  Sole                            166000    50000
                                                             65985   500000 SH  PUT  Sole                                     500000
                                                            197955  1500000 SH  PUT  Sole                                    1500000
                                                             65985   500000 SH  PUT  Sole                                     500000
                                                              1320    10000 SH  PUT  Sole                                      10000
                                                              6599    50000 SH  PUT  Sole                                      50000
                                                              1320    10000 SH  PUT  Sole                                      10000